Financial instruments	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Financial instruments
Note 15 - Financial instruments
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2022				As of December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets measured at FVTPL
Marketable securities	—	—	—	—	1,258	—	—	1,258
Other investments	—	—	2,333	2,333	—	—	—	—

Total assets	—	—	2,333	2,333	1,258	—	—	1,258

Liabilities measured at FVTPL
Earn-out rights	—	—	598,570	598,570	—	—	—	—
Class C-1 Shares	17,920	—	—	17,920	—	—	—	—
Class C-2 Shares	—	10,080	—	10,080	—	—	—	—

Total liabilities	17,920	10,080	598,570	626,570	—	—	—	—

During the year ended December 31, 2022, Polestar made a $2,500 investment in the fast charging innovator, StoreDot. This investment is presented in Other investments in the Consolidated Statement of Financial Position and is valued at $2,333 as of December 31, 2022.
Refer to Note 1 - Significant accounting policies and judgements and Note 16 - Reverse recapitalization for more details on the financial liabilities related to the Class C Shares and the
Earn-out
rights.

The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

As of December 31, 2022
Financial assets
Trade receivables and trade receivables - related parties	321,103
Cash and cash equivalents	973,877
Accrued income - related parties	49,060
Other current receivables	10,840

Total	1,354,880

Financial liabilities
Trade payables and trade payables -related parties	1,055,955
Liabilities to credit institutions	1,328,752
Accrued expenses and accrued expenses -related parties	367,005
Advance payments from customers	40,869
Liabilities related to repurchase commitments	79,501
Interest-bearing current liabilities1 and interest-bearing current liabilities -related parties	38,235
Other current liabilities -related parties	70,258
Other non-current liabilities	14,753
Other non-current interest-bearing liabilities 1	85,556

Total	3,080,884

As of December 31, 2021
Financial assets
Trade receivables and trade receivables -related parties	172,441
Cash and cash equivalents	756,677
Other current receivables	38,741
Other non-current receivables	1,682

Total	969,541

Financial liabilities
Trade payables and trade payables -related parties	1,541,974
Liabilities to credit institutions	642,338
Accrued expenses and accrued expenses -related parties	502,809
Interest-bearing current liabilities1 and interest-bearing current liabilities -related parties	24,072
Other non-current liabilities	11,764

Total	2,722,957

1 -
The Group’s current and
non-current
lease liabilities are included in Interest-bearing current liabilities and Other non-current
interest-bearing liabilities, respectively. These amounts are presented separately in Note 10 - Leases.

Total interest income arising on financial assets measured at amortized cost related to cash and cash equivalents as of December 31, 2022, 2021, and 2020, and amounted to $7,658, $1,396, and $3,199, respectively. Total interest expense arising on financial liabilities measured at amortized cost related to liabilities to credit institutions, lease liabilities, other financing obligations, and related party liabilities as of December 31, 2022 amounted to $77,510. Total interest expense arising on financial liabilities measured at amortized cost related mainly to liabilities to credit institutions and other financing obligations as of December 31, 2021, and 2020, and amounted to $42,482 and $24,379, respectively.

The following table shows the maturities for the Group’s
non-derivative
financial assets and liabilities as of December 31, 2022:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables -related parties	321,103	—	—	321,103
Accrued income - related parties	49,060	—	—	49,060
Other current receivables	10,840	—	—	10,840
Other non-current receivables	—	—	—	—

Total	381,003	—	—	381,003

Financial liabilities
Trade payables and trade payables - related parties	1,055,955	—	—	1,055,955
Liabilities to credit institutions	1,328,752	—	—	1,328,752
Accrued expenses and accrued expenses - related parties	367,005	—	—	367,005
Advance payments from customers	40,869	—	—	40,869
Liabilities related to repurchase commitments	79,501	—	—	79,501
Interest-bearing current liabilities and interest-bearing current liabilities - related parties	38,235	—	—	38,235
Other current liabilities - related parties	70,258	—	—	70,258
Other non-current liabilities	—	14,753	—	14,753
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties	—	85,556	—	85,556

Total	2,980,575	100,309	—	3,080,884

The following table shows the maturities for the Group’s
non-derivative
financial assets and liabilities as of December 31, 2021:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties	172,441	—	—	172,441
Cash and cash equivalents	756,677	—	—	756,677
Marketable securities	1,258	—	—	1,258
Other current receivables	38,741	—	—	38,741
Other non-current receivables	—	1,682	—	1,682

Total	969,117	1,682	—	970,799

Financial liabilities
Trade payables and trade payables - related parties	1,541,974	—	—	1,541,974
Liabilities to credit institutions	642,338	—	—	642,338

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Accrued expenses and accrued expenses - related parties	502,809	—	—	502,809
Interest-bearing current liabilities and interest-bearing current liabilities - related parties	24,072	—	—	24,072
Other non-current liabilities	—	11,764	—	11,764

Total	2,711,193	11,764	—	2,722,957

Maturities are not provided for the Group’s derivative liabilities related to the
Earn-out
rights and the Class C Shares that were assumed as part of the merger with GGI on June 23, 2022. The derivative liability related to the
Earn-out
rights can only be equity settled and therefore will never have a cash flow impact on the Group. The derivative liabilities related to the Class C Shares can be either cash or equity settled, depending on certain circumstances that may occur in the future. However, the timing of those circumstances are uncertain and any cash flow impacts cannot be forecasted in a useful manner. Refer to Note 1 - Significant accounting policies and judgements and Note 16 - Reverse recapitalization for more details on the financial liabilities related to the Class C Shares and the
Earn-out
rights.
The Group did not have any derivative financial liabilities as of December 31, 2021. For the years ended December 31, 2022 and 2021, the realized gain/loss on derivatives was nil. For the year ended December 31, 2020, the realized gain on derivatives was $554. No financial instruments were offset by the Group.